SA Large Cap Index Portfolio
SA Large Cap Index Portfolio

SUNAMERICA SERIES TRUST

SA Large Cap Index Portfolio

(the “Portfolio”)

Supplement dated October 7, 2019, to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

each dated May 1, 2019, as supplemented and amended to date

At a meeting of the Board of Trustees (the “Board”) of SunAmerica Series Trust (the “Trust”) held on October 3, 2019, the Board approved an amendment to the Investment Advisory and Management Agreement between the Trust and SunAmerica Asset Management, LLC (“SunAmerica”), the Portfolio’s adviser, to add breakpoints in the advisory fee rate for the Portfolio. In addition, the Board approved a Second Amended and Restated Advisory Fee Waiver Agreement between the Trust and SunAmerica, pursuant to which SunAmerica has contractually agreed to waive further a portion of its fees payable by the Portfolio through April 30, 2021. These changes became effective on October 4, 2019.

Accordingly, the following changes to the Summary Prospectus, Prospectus and SAI are effective immediately:

The table in the section of the Portfolio’s Summary Prospectus entitled “Fees and Expenses of the Portfolio” and the table in the subsection of the Portfolio’s Prospectus entitled “Portfolio Summary: SA Large Cap Index Portfolio – Fees and Expenses of the Portfolio” are deleted in their entirety and replaced with the following:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - SA Large Cap Index Portfolio		Class 1	Class 3
Management Fees	[1]	0.39%	0.39%
Service (12b-1) Fees		none	0.25%
Other Expenses		0.04%	0.04%
Total Annual Portfolio Operating Expenses		0.43%	0.68%
Fee Waivers and/or Expense Reimbursements	[2]	(0.14%)	(0.14%)
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	[2]	0.29%	0.54%
[1]	"Management Fees" have been restated to reflect current fees.
[2]	Pursuant to a Second Amended and Restated Advisory Fee Waiver Agreement, effective through April 30, 2021, SunAmerica Asset Management, LLC, ("SunAmerica") is contractually obligated to waive 0.14% of its advisory fee on an annual basis with respect to the Portfolio. This agreement may be modified or discontinued prior to April 30, 2021 only with the approval of the Board of Trustees of SunAmerica Series Trust (the "Trust"), including a majority of the trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended.

The subsection of the Portfolio’s Summary Prospectus entitled “Fees and Expenses of the Portfolio – Expense Example” and the subsection of the Portfolio’s Prospectus entitled “Portfolio Summary: SA Large Cap Index Portfolio – Fees and Expenses of the Portfolio – Expense Example” are deleted in their entirety and replaced with the following:

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and fee waivers remain in effect only for the period ending April 30, 2021. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example - SA Large Cap Index Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class 1	30	124	227	529
Class 3	55	203	365	833

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Summary Prospectus, Prospectus and/or the SAI. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.